Profit and loss information - Detailed information about depreciation and amortization expense (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	€ (4,231)	€ (4,968)	€ (5,329)	€ (8,510)	€ (10,344)	€ (10,701)
Amortization of intangible assets	(17,859)	(24,066)	(21,626)	(41,662)	(48,074)	(44,220)
Depreciation and amortization	(22,090)	(29,034)	(26,955)	(50,172)	(58,418)	(54,921)
Of which amortization of intangible assets acquired through business combinations	(11,396)	(18,635)	(18,566)	(29,484)	(37,249)	(37,219)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	(11,722)	(18,129)	(17,563)	(29,753)	(36,201)	(35,175)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	(559)	(559)	(559)	(1,118)	(1,118)	(1,118)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	€ (5,578)	€ (5,378)	€ (3,504)	€ (10,791)	€ (10,755)	€ (7,927)